SHORT-TERM INVESTMENTS - Summary of Available-for-Sale Investments in a Continuous Loss Position (Details) $ in Thousands	Dec. 31, 2022 USD ($) SECURITY
Debt Securities, Available-for-Sale [Line Items]
Count | SECURITY	7
Fair Value	$ 13,667
Unrealized Losses	$ (7)
Count | SECURITY	0
Fair Value	$ 0
Unrealized Losses	$ 0
Count | SECURITY	7
Fair Value	$ 13,667
Unrealized Losses	$ (7)
Government and agency securities
Debt Securities, Available-for-Sale [Line Items]
Count | SECURITY	7
Fair Value	$ 13,667
Unrealized Losses	$ (7)
Count | SECURITY	0
Fair Value	$ 0
Unrealized Losses	$ 0
Count | SECURITY	7
Fair Value	$ 13,667
Unrealized Losses	$ (7)